                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED APRIL 30, 2001

SCUDDER NEW
EUROPE FUND

     "Only 13 percent of Eurozone exports are destined for the United States; EU neighbors receive the lion's share."

                                                      [SCUDDER INVESTMENTS LOGO]

CONTENTS

3
ECONOMIC OVERVIEW

7
PERFORMANCE UPDATE

8
TERMS TO KNOW

9
LARGEST HOLDINGS

10
PORTFOLIO OF INVESTMENTS

15
FINANCIAL STATEMENTS

18
FINANCIAL HIGHLIGHTS

20
NOTES TO FINANCIAL STATEMENTS
AT A GLANCE

 SCUDDER NEW EUROPE FUND
 TOTAL RETURNS
 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2001 (UNADJUSTED FOR ANY SALES CHARGE) [BAR GRAPH]

                                                   SCUDDER NEW EUROPE          SCUDDER NEW EUROPE        LIPPER EUROPEAN REGION
SCUDDER NEW EUROPE FUND CLASS A                       FUND CLASS B                FUND CLASS C           FUNDS CATEGORY AVERAGE*
-------------------------------                    ------------------          ------------------        -----------------------
-9.33                                                     -9.81                       -9.70                      -10.16

*SOURCE: LIPPER, INC.

PERFORMANCE AND ANY RANKINGS/RATINGS THEREOF ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.

PLEASE CALL (800) 621-1048 FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.

PERFORMANCE INCLUDES REINVESTMENT OF ALL DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKET CONDITIONS, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WHILE ALL SHARE CLASSES HAVE THE SAME UNDERLYING PORTFOLIO, THEIR PERFORMANCE WILL DIFFER. FOR ADDITIONAL INFORMATION, SEE THE FUND'S PROSPECTUS.

RETURNS DURING PART OF THE PERIODS SHOWN REFLECT A TEMPORARY FEE AND/OR EXPENSE WAIVER THAT IS NO LONGER IN EFFECT. WITHOUT THIS WAIVER, RETURNS WOULD HAVE BEEN LOWER AND ANY RANKINGS/RATINGS MIGHT HAVE BEEN LESS FAVORABLE.

SCUDDER NEW EUROPE FUND BEGAN OPERATIONS ON 2/14/90 WITH CLOSED-END CLASS M SHARES, WHICH CLOSED TO NEW INVESTORS ON 9/3/99, AT WHICH TIME IT MERGED WITH KEMPER EUROPE FUND, INTRODUCED OPEN-END CLASS A, B AND C SHARES, AND WAS RENAMED KEMPER NEW EUROPE FUND. CLASS M SHARES CONVERTED TO CLASS A SHARES ON 9/3/00. THE FUND RESUMED ITS ORIGINAL NAME ON 5/25/01. ALL RETURNS PRIOR TO 9/3/99 REFLECT CLASS M SHARE PERFORMANCE ADJUSTED FOR SALES CHARGES AND HIGHER OPERATING EXPENSES. ANY RANKINGS/RATINGS MAY NOT REFLECT ALL ADJUSTMENTS AND MIGHT HAVE BEEN LOWER IF THEY HAD.

THIS FUND WAS NAMED KEMPER NEW EUROPE FUND AS OF THE DATE OF THIS REPORT; IT HAS SINCE BEEN RENAMED SCUDDER NEW EUROPE FUND AS OF MAY 25, 2001.

 NET ASSET VALUE

                                         AS OF                 AS OF
                                        4/30/01               10/31/00
 ................................................................................
    SCUDDER NEW EUROPE FUND
    CLASS A                              $11.18                $15.78
 ................................................................................
    SCUDDER NEW EUROPE FUND
    CLASS B                              $10.59                $15.20
 ................................................................................
    SCUDDER NEW EUROPE FUND
    CLASS C                              $10.73                $15.34
 ................................................................................

 SCUDDER NEW EUROPE FUND
 RANKINGS AS OF 4/30/01

 COMPARED WITH ALL OTHER FUNDS IN THE LIPPER EUROPEAN REGION FUNDS CATEGORY*

                       CLASS A               CLASS B               CLASS C
 .....................................................................................
    1-YEAR         #86 of 152 funds      #93 of 152 funds      #92 of 152 funds
 .....................................................................................
    3-YEAR          #8 of 82 funds             n/a                   n/a
 .....................................................................................
    5-YEAR          #2 of 59 funds             n/a                   n/a
 .....................................................................................
    10-YEAR         #4 of 19 funds             n/a                   n/a
 .....................................................................................

 DIVIDEND REVIEW

 DURING THE PERIOD, SCUDDER NEW EUROPE FUND MADE THE FOLLOWING DISTRIBUTIONS PER
 SHARE:

                                  CLASS A               CLASS B               CLASS C
 ................................................................................................
    LONG-TERM CAPITAL GAIN         $3.36                 $3.36                 $3.36
 ................................................................................................

YOUR FUND'S STYLE

 MORNINGSTAR EQUITY STYLE BOX(TM)


[MORNINGSTAR EQUITY STYLE  Source: Morningstar, Inc. as of 4/30/01.
BOX]                       Placement within the Morningstar Equity Style
                           Box(TM) is based on two variables: relative median market capitalization and relative price valuations (price-to-book and price-to-earnings) of the fund's portfolio holdings. These numbers are drawn from the fund's portfolio holdings data most recently entered into Morningstar's database and market conditions as of the date indicated above.

ECONOMIC OVERVIEW

ZURICH SCUDDER INVESTMENTS, INC., A LEADING GLOBAL INVESTMENT MANAGEMENT FIRM, IS A MEMBER OF THE ZURICH FINANCIAL SERVICES GROUP. ZURICH SCUDDER INVESTMENTS IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $360 BILLION IN ASSETS FOR CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS WORLDWIDE. HEADQUARTERED IN NEW YORK, ZURICH SCUDDER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES, BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES. HEADQUARTERED IN ZURICH, SWITZERLAND, ZURICH FINANCIAL SERVICES GROUP IS ONE OF THE GLOBAL LEADERS IN THE FINANCIAL SERVICES INDUSTRY, PROVIDING ITS CUSTOMERS WITH PRODUCTS AND SOLUTIONS IN THE AREA OF FINANCIAL PROTECTION AND ASSET ACCUMULATION.

DEAR SHAREHOLDER:

Just one year ago, the U.S. economy seemed to be on solid footing. Now, cracks have appeared virtually everywhere. Production and retail sales growth have plunged, profits have nose-dived, layoff announcements have soared and even the strong equity rally in the spring has failed to restore the wealth eaten up by the recent bear market.

  U.S. economic growth ground almost to a halt during the winter, and there is little momentum heading into the spring. We have lowered our growth forecasts to just under 2 percent this year and next. That doesn't leave much of a cushion for anything to go wrong, and the chance of an outright recession is high -- about one in three.

  Naturally, the hunt is on for villains and scapegoats. The last decade's hero, Federal Reserve Board Chairman Alan Greenspan, risks becoming this year's flogging boy. Many believe he triggered the current economic slowdown and equity market drop by raising interest rates inappropriately. But our view is different: Greenspan should have tried harder to curb credit excesses and speculative imbalances early on, but he hardly created the euphoria single-handedly, and he is not solely responsible for the current malaise.

  For one idea of what did cause the current malaise, we only need look at the speed with which production and retail sales growth have headed south. Although it isn't unprecedented, big falloffs in sales and production do tend to set in motion a dangerous chain of events, one that very much increases the risks of recession.

  First, profits suffer. Not even the most trigger-happy, cost-cutting executive can save his bottom line in the short run when revenues dry up unexpectedly. And earnings disappointments for this cycle are flooding in. First quarter 2001 Standard & Poor's (S&P) operating earnings were down 22 percent compared to a year ago, dropping them all the way back to early 1998 levels. More importantly, when CEOs confessed to missing their first quarter targets, they warned investors that the earnings outlook was bleak indeed. And the carnage is not confined to any particular sector. We agree that there is trouble ahead. We look for a 12 percent decline in S&P operating earnings this year, with profits not likely to touch bottom until early 2002.

  Profit shortfalls obviously force executives to curb capital spending, the second link in the chain. First, they have less money to bandy about. Second, why expand when you already have idle facilities? Factory operating rates have fallen to 77 percent, the lowest since the last recession. Services, such as advertising, have excesses, too. So we do think it's reasonable to expect declines in traditional capital goods, such as machine tools, trucks and office furniture. We've cut our capital spending estimate to around 3 percent for this year and next.

  Why have we forecast any capital spending growth at all? First, America has neglected its energy infrastructure, and now it is paying the price. Orders for energy generating capacity have catapulted, and natural gas exploration will mean soaring demand for pipelines, processing facilities and other equipment. Second, technology prices are falling again with a vengeance. That stimulates demand, especially since these products help save on labor, which is getting more expensive. Companies will probably try to hold the line on the dollars they spend for high-tech products for the next year or so, but we think the number of computers and storage devices they purchase will still go up.

  Still, despite our relative optimism that America is likely to avoid a capital spending bust, we doubt the country will soon return to the glory days of double-digit growth in either profits or investment. The equity market has taken this more sober outlook on board, and Wall Street has suffered its first bear market in over a decade.

  Bear markets are normally nothing to be afraid of, but the stock market has never been this big relative to the economy. At its peak last winter, equity market capitalization was 86 percent larger than gross domestic product (GDP), compared to 45 percent smaller in 1987. Wall Street matters more to the average family, too. Last winter, stocks comprised 27 percent of households' net worth, compared just 10 percent in 1987. The stocks Americans own are even worth more than the equity they have in their homes. That's why, despite a sharp rise in house

ECONOMIC OVERVIEW

 ECONOMIC GUIDEPOSTS

   ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.



   [BAR GRAPH]

                                           NOW (5/31/01)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
10-year Treasury rate1                          5.40                   5.70                   6.40                   5.50
Prime rate2                                     7.00                   9.50                   9.25                   7.75
Inflation rate3*                                3.30                   3.40                   3.10                   2.20
The U.S. dollar4                               10.00                  11.10                   4.30                  -0.90
Capital goods orders5*                          1.70                  22.20                  13.30                   5.40
Industrial production 5*                       -1.00                   5.10                   6.50                   3.20
Employment growth6                              0.40                   1.70                   2.70                   2.30

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF 4/30/01.


SOURCE: ECONOMICS DEPARTMENT, ZURICH SCUDDER INVESTMENTS, INC.

prices last year, falling stock prices dealt the biggest blow to the household wealth in over 25 years.

  Can U.S. consumers shrug off the big losses? We don't think so. There are only so many Scrooges who pile up money just to count it. People have been saving little because they assumed their stock market gains would take care of their retirement. Many are already having second thoughts; hence the frugality during the Christmas shopping season and the falloff in consumer confidence. History tells us to expect much slower consumer spending when net worth is under pressure.

  So far, though, consumers haven't panicked. Vehicle sales ran at a fantastic rate of more than 17,000,000 annually during the opening months of the year (although sales have slowed in the past couple of months, as car makers became more judicious with incentives). Recreation spending is up sharply, especially at casinos and amusement parks. Folks are not eager to buy another personal computer, but they're still having a love affair with the Internet: Annualized spending on Internet service providers was $22 billion in the first four months of this year (the latest data available from the Bureau of Economic Analysis compared to $10 billion in the first four months of 2000.

  Despite these bright spots, we think businesses vying for a share of consumer wallets will find it tough going during the next couple of years. The recently passed tax cut, with rebates scheduled to begin during the summer should help shoppers stay in the game. But we doubt overall consumption will rise much more than two percent for the next couple of years, as the damage the bear market has done sinks in.

  As the clouds gather over both capital spending and consumption, a little help from our friends would be most welcome. We're not likely to get much. Japan's economy is struggling. Smaller Asian nations are hurting from the rout in the electronics industry, among other things. Political problems have resurfaced in the largest economies in South America. And Europe is slowing down. This is not the stuff of vibrant export growth, and the surprisingly strong dollar has provided an additional headwind. Export volume declined in both the final quarter of 2000 as well as in the first three months of this year. We've trimmed this year's export growth estimate to just 1 percent from the 7 percent to 8 percent we thought likely at the beginning of the year. At least imports fell, too, in the first quarter, so lessened the damage on first quarter growth. However, trade will still likely be a drag on U.S. growth

ECONOMIC OVERVIEW

for the rest of this year and 2002, just as it has been every year since 1996.

  As virtually every part of the economy decelerates, it puts enormous strain on the credit markets, the final link in our chain and the one that holds everything together. The most recent boom encouraged virtually everyone to borrow. People expected profits and incomes to grow so fast that making future payments would be no problem.

  Now, falling profits and surging layoffs will test that optimism. There's little margin for error. Debt service now eats up 14.3 percent of families' after-tax income, an all time high. And non-financial companies have pushed their debt up to 64 percent of GDP, only a smidgen lower than during the junk bond heyday. Defaults are high.

  But consumers and non-financial businesses look downright conservative next to financial companies. In just the past six years, they've doubled their leverage -- from under $4 trillion to over $8 trillion, or nearly 85 percent of GDP. Most of this debt is backed by other debt, such as mortgage pools, asset-backed securities and other structured products. But that doesn't mean it's risk free. The math underlying the securities is complex, counter-parties to the transactions are legion and markets must be almost perfectly liquid to assure constant refunding. The whizzes who concocted this financial legerdemain had better hope they got their models right. So should the rest of us. Of all the risks that come from a slowing economy, a breakdown in the credit markets would have the greatest fallout of all.

  Economic slowdowns and bear markets are no fun whatsoever. They test a country's policymakers, businesspeople and citizens. So far, the evidence strongly suggests that all are keeping their heads and acting appropriately. If that continues to be the case -- as we expect it will -- the worst should be behind us sometime in the second half of the year. Until then, be careful out there.

Zurich Scudder Investments, Inc.

Economics Group

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF THE ECONOMIC ADVISORS OF ZURICH SCUDDER INVESTMENTS, INC. AS OF JUNE 6, 2001, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ECONOMIC OVERVIEW

                           [INTENTIONALLY LEFT BLANK]

PERFORMANCE UPDATE

[FRANKLIN PHOTO]


LEAD PORTFOLIO MANAGER CAROL FRANKLIN, WITH ZURICH SCUDDER INVESTMENTS SINCE 1981, STUDIED AT THE SORBONNE AND L'INSTITUT D'ETUDES POLITIQUES IN PARIS AND RECEIVED A BACHELOR'S DEGREE FROM SMITH COLLEGE. SHE ALSO HOLDS AN M.B.A. FROM COLUMBIA UNIVERSITY GRADUATE SCHOOL OF BUSINESS.

FRANKLIN IS JOINED BY PORTFOLIO MANAGER JOSEPH AXTELL, WHO HAS SEVERAL YEARS OF IN-DEPTH INTERNATIONAL EQUITY ANALYTIC EXPERTISE. AXTELL HOLDS TWO BACHELOR'S DEGREES, FROM CARLETON COLLEGE AND THE UNIVERSITY OF MINNESOTA. HE ALSO ATTENDED THE INVESTMENT MANAGEMENT PROGRAMME AT THE LONDON BUSINESS SCHOOL AND IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THE PAST SIX MONTHS CONTINUED TO BE A CHALLENGE FOR INVESTORS IN INTERNATIONAL EQUITIES. ALTHOUGH FOREIGN STOCKS ARE GENERALLY EXPECTED TO PROVIDE INVESTORS WITH A MEASURE OF PORTFOLIO DIVERSIFICATION, PROBLEMS IN THE UNITED STATES, PARTICULARLY HIGH MARKET VOLATILITY AND SLOWER ECONOMIC GROWTH, NEGATIVELY AFFECTED MARKETS AROUND THE WORLD FOR MOST OF THE PERIOD. IN THE FOLLOWING INTERVIEW, LEAD PORTFOLIO MANAGER CAROL FRANKLIN AND PORTFOLIO MANAGER JOSEPH AXTELL DISCUSS SCUDDER NEW EUROPE FUND'S STRATEGY IN LIGHT OF THIS MARKET ENVIRONMENT DURING THE SIX-MONTH PERIOD ENDED APRIL 30, 2001.

Q     WILL YOU PROVIDE A GENERAL OVERVIEW OF THE GLOBAL MARKETS FOR THE
SEMIANNUAL PERIOD ENDING APRIL 30, 2001?

A     Global markets continued to take their cue from the United States throughout the semiannual period, as business confidence waned in response to the U.S. Federal Reserve's numerous rate cuts, technology leaders' rash of profit warnings and the well-publicized layoffs across industries. The generally negative trends of the United States took their toll on European exchanges for the period overall. Nevertheless, Europe is not burdened by the same structural imbalances endemic to the U.S. financial system (large current account deficit, highly leveraged companies and an indebted consumer), and unemployment figures generally remain low. With personal tax cuts working their way into the consumers' wallets, particularly in France, Germany and Italy, as well as a proactive rate-cutting stance by the Bank of England (BOE) and a somewhat belated cut from the European Central Bank (ECB), Europe is poised to continue growing. We saw evidence of this at the end of the period in response to the reprieve from harsh market conditions in April. Indeed, in April, Europe experienced its best month overall since December 1999.

  To be sure, the Eurozone appears to be catching a cold. For example, Germany -- the most significant exporter within the Eurozone -- repeatedly posted growing unemployment rates, lower industrial production numbers and a drop-off in business consumer confidence throughout the period. Keep in mind, however, that the United States accounts for only 10 percent of German exports, while much of the remainder is targeted at the rest of the European Union (EU). More broadly, only 13 percent of Eurozone exports are destined for the United States; EU neighbors receive the lion's share. Thus, despite the fact that the United States and Europe are key trading-linked blocs, their economies are not necessarily correlated.

  Outside of continental Europe, consumer spending coupled with a government spending program kept economic prospects positive in the United Kingdom, albeit more subdued amid justifiable concerns about the effect of the foot-and-mouth disaster on the economy. The BOE's rate cut should help bolster U.K. growth prospects in the face of the outbreak's serious damage to cattle and related industry, as well as to tourism, with a slowing global economy to further exacerbate matters.

Q     WHAT WAS SCUDDER NEW EUROPE FUND'S PERFORMANCE AGAINST THIS BACKDROP?

A     Scudder New Europe Fund declined 9.33 percent (Class A shares unadjusted for sales charges) for the six months ending April 30, compared with the MSCI Europe Index's loss of 6.81 percent

PERFORMANCE UPDATE


for the same period. Although the portfolio was underweight in telecommunications, that sector did the most damage to the portfolio for the period. Media positions hurt the fund's performance in the lackluster market environment. Select financials hurt as well. For example, long-term portfolio resident Marschollek Lautenschlaeger (MLP), a leading German asset manager, retreated 19 percent for the period. MLP does, however, serve as an excellent example of our long-term approach: Since our original purchase in 1992, this stock has averaged 65 percent appreciation per year. The future looks just as encouraging. The company is likely to be included in the DAX, Germany's leading stock index . We expect a continued earnings growth of 25 percent to 30 percent from MLP for the next several years.

  Not all financials hurt performance. Irish Life & Permanent as well as Royal Sun Alliance were both up slightly for the quarter, which helped improve the fund's relative position. Beverage stocks such as Heineken contributed positively to performance in the semiannual period, as did metals and mining, and oil.

Q     WILL YOU PROVIDE A GENERAL OVERVIEW OF MANAGEMENT ACTIVITY THROUGHOUT THE
PERIOD?

A     We cut back our media and technology positions early in the period, including a trim to Nokia. We exited French telecom giant Alcatel entirely, which was originally a restructuring play but is now facing more testing times in some key markets. New commitments include construction-oriented stocks such as France's niche leader Vimci, currently benefiting from visible earnings and concession-related businesses as well. We also added selectively to companies with appealing product menus, including automotive innovator Peugot.

Q     WILL YOU EXPLAIN THE CONNECTION BETWEEN TAX CUTS AND THE "UNWINDING OF
CROSS-SHAREHOLDINGS," AND HOW THIS MECHANISM CAN POTENTIALLY HELP THE ECONOMY?

A     The phrase "unwinding of cross-shareholdings" is commonly batted about in conversations about tax reform that has been initiated in Germany. Cross-shareholdings are politically motivated reciprocal investments between companies. Some of these investments are decades old. In many cases, the investments are simply not profitable, but these companies have been reluctant to sell out for a more sensible investment because of the hefty tax consequences. If the tax burden is greatly reduced, as has been the case in Germany, companies are more likely to spend their money more wisely. As the companies grow more efficient and profitable, they attract investors, and so on.

Q     WHAT IS YOUR OUTLOOK FOR EUROPE FOR THE NEXT SEVERAL MONTHS?

A     We believe that monetary policy by both the ECB and BOE will stay focused on fighting inflation. Moreover, we see continued secular improvement throughout the region as governments, following Germany's cue, cut taxes at both the corporate and individual levels. Consolidation in major sectors such as energy, finance and telecommunications continues within and across borders. Pension plan reform is still very much on the political agenda in Europe, as governments try to ease their financial burden. That said, there is certainly marked potential for disappointment over the short term, which will likely increase as Europe becomes increasingly intertwined with the global marketplace. With this in mind, we continue to seek individual stock-specific opportunities in terms of valuations, and we will be making strategic investments in global leaders, as well as in companies with strong domestic franchises.

TERMS TO KNOW

EUROPEAN CENTRAL BANK (ECB) The bank founded to oversee monetary policy for the 11 countries that began converting their local currencies to the euro on January 1, 1999. The ECB's primary mission is to maintain price stability and issue euro currency.

EUROPEAN MONETARY UNION (EMU) The integration of European economies involving, among other changes, a move to a single currency for member nations. To qualify for EMU membership, nations will be required to meet certain guidelines concerning total governmental debt and annual budget deficits, designed to ensure a strong common currency.

GROWTH STOCK Stock of a company that has displayed above-average earnings growth and is expected to continue to increase profits faster than the overall market. Stocks of such companies usually experience more price volatility than the market as a whole. Distinct from value stock.

OVERWEIGHTING/UNDERWEIGHTING The allocation of assets -- usually in terms of sector, industry or country -- within a portfolio relative to the portfolio's benchmark index or investment universe.

RESTRUCTURING The implementation of major corporate changes aimed at greater efficiency and adaptation to changing markets. Cost-cutting initiatives, debt retirement, management realignments and the sale of noncore businesses are all developments frequently associated with corporate restructuring.

LARGEST HOLDINGS

THE FUND'S 10 LARGEST HOLDINGS*
Representing 21.7 percent of the fund's total common stock on April 30, 2001.

               HOLDINGS                                       COUNTRY          PERCENT
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1.             ROYAL DUTCH PETROLEUM                  Netherlands               3.1%
--------------------------------------------------------------------------------------
2.             TOTAL FINA ELF                         France                    3.0%
--------------------------------------------------------------------------------------
3.             GLAXOSMITHKLINE                        United Kingdom            2.4%
--------------------------------------------------------------------------------------
4.             NESTLE                                 Switzerland               2.0%
--------------------------------------------------------------------------------------
5.             AEGIS GROUP                            United Kingdom            2.0%
--------------------------------------------------------------------------------------
6.             REED INTERNATIONAL                     United Kingdom            1.9%
--------------------------------------------------------------------------------------
7.             MARSCHOLLEK, LAUTENSCHLAEGER UND       Germany                   1.9%
               PARTNER
--------------------------------------------------------------------------------------
8.             DEUTSCHE BANK                          Germany                   1.8%
--------------------------------------------------------------------------------------
9.             TAYLOR NELSON                          United Kingdom            1.8%
--------------------------------------------------------------------------------------
10.            VODAFONE GROUP                         United Kingdom            1.8%
--------------------------------------------------------------------------------------

* PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

SCUDDER NEW EUROPE FUND
Portfolio of Investments as of 04/30/2001 (Unaudited)

    REPURCHASE AGREEMENT--4.4%                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------
                                       Salomon Smith Barney, 4.620% to be
                                         repurchased at $11,236,442 on 05/01/2000**
                                       (Cost $11,235,000)                              $11,235,000      $ 11,235,000
                                       ---------------------------------------------------------------------------------
    COMMON STOCKS--95.6%                                                                  SHARES
------------------------------------------------------------------------------------------------------------------------

    BELGIUM--0.5%
                                       Interbrew
                                         (OPERATOR OF BREWING BUSINESS)                     44,600         1,188,411
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

    FINLAND--1.8%
                                       Kone Oyj "B"
                                         (MANUFACTURER OF ELEVATORS)                        17,600         1,180,239
                                       Nokia Oyj (Series A)
                                         (PROVIDER OF TELECOMMUNICATION SERVICES)          103,196         3,418,868
                                       ---------------------------------------------------------------------------------
                                                                                                           4,599,107
------------------------------------------------------------------------------------------------------------------------

    FRANCE--21.4%
                                       Altran Technologies SA
                                         (PROVIDER OF ENGINEERING AND CONSULTING
                                         SERVICES)                                          70,711         4,584,801
                                       Aventis SA
                                         (MANUFACTURER OF LIFE SCIENCE PRODUCTS)            54,560         4,230,573
                                       Banque Nationale de Paris
                                         (PROVIDER OF BANKING SERVICES)                     34,239         3,047,189
                                       Bouygues SA
                                         (PROVIDER OF REAL ESTATE AND INDUSTRIAL
                                         DEVELOPMENT SERVICES)                              29,000         1,242,041
                                       Cap Gemini SA
                                         (PROVIDER OF COMPUTER CONSULTING SERVICES)         18,098         2,618,558
                                       Credit Lyonnais SA
                                         (PROVIDER OF DIVERSIFIED BANKING SERVICES)         67,397         2,602,799
                                       Essilor International SA
                                         (MANUFACTURER OF VARIOUS TYPES OF LENSES,
                                         EYEGLASSES, CONTACT LENSES AND OPTICAL
                                         MEASURING INSTRUMENTS)                              5,960         1,709,855
                                       France Telecom SA
                                         (PROVIDER OF TELECOMMUNICATION SERVICES)           36,856         2,684,310
                                       Galeries Lafayette
                                         (OPERATOR OF DEPARTMENT STORE CHAIN)               18,857         3,185,618
                                       Groupe Danone
                                         (PRODUCER OF YOGURTS, CHEESES AND BOTTLED
                                         WATER)                                             13,441         1,748,960
                                       Orange SA*
                                         (PROVIDER OF COMMUNICATION SERVICES)              255,993         2,701,190
                                       PSA Peugeot Citroen
                                         (MANUFACTURER OF AUTOMOBILES AND LIGHT
                                         COMMERCIAL VEHICLES)                                4,039         1,154,796
                                       Penauille Polyservices
                                         (OPERATOR OF INDUSTRIAL CLEANING SERVICES)         11,159           617,481
                                       Sanofi-Synthelabo SA
                                         (MANUFACTURER OF HEALTH CARE PRODUCTS AND
                                         MEDICAL AND SURGICAL EQUIPMENT)                    72,464         4,350,905
                                       Schneider Electric SA
                                         (MANUFACTURER OF ELECTRONIC COMPONENTS AND
                                         AUTOMATED MANUFACTURING SYSTEMS)                   47,746         3,263,294
                                       Societe Generale*
                                         (PROVIDER OF FULL BANKING AND FINANCIAL
                                         SERVICES)                                          34,729         2,242,525

 10 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------
                                       Suez Lyonnaise des Eaux SA
                                         (DISTRIBUTOR OF WATER AND ELECTRICITY)             24,102      $  3,566,471
                                       Total Fina ELF SA "B"
                                         (PROVIDER OF OIL INTERNATIONALLY)                  51,301         7,655,009
                                       Vinci SA
                                         (OPERATOR OF A DIVERSE ENGINEERING FIRM)           22,314         1,308,073
                                       ---------------------------------------------------------------------------------
                                                                                                          54,514,448
------------------------------------------------------------------------------------------------------------------------

    GERMANY--19.8%
                                       Allianz AG
                                         (PROVIDER OF DIVERSIFIED INSURANCE
                                         SERVICES)                                          13,374         3,854,665
                                       BASF AG
                                         (EXPLORER AND PRODUCER OF OIL AND NATURAL
                                         GAS)                                               56,327         2,401,422
                                       Bayer AG
                                         (PRODUCER OF CHEMICAL PRODUCTS)                    74,023         3,109,843
                                       Bayerische Hypo-und Vereinsbank
                                         (PROVIDER OF BANKING SERVICES)                     17,783           985,599
                                       Commerzbank AG
                                         (PROVIDER OF BANKING SERVICES)                     72,316         2,042,547
                                       Deutsche Bank AG (Registered)
                                         (PROVIDER OF FINANCIAL SERVICES)                   57,225         4,663,398
                                       Deutsche Boerse AG
                                         (PROVIDER OF FINANCIAL SERVICES)                    1,735           556,311
                                       Deutsche Post AG*
                                         (PROVIDER OF MAIL DELIVERY SERVICES)               51,498           874,101
                                       Deutsche Telekom AG (Registered)
                                         (PROVIDER OF TELECOMMUNICATION SERVICES)           84,525         2,207,207
                                       Ergo Versicherungs Gruppe AG
                                         (PROVIDER OF INSURANCE SERVICES)                   25,208         3,739,086
                                       Infineon Technologies AG
                                         (MANUFACTURER AND MARKETER OF
                                         SEMICONDUCTORS)                                    34,999         1,523,219
                                       KarstadtQuelle AG
                                         (OPERATOR OF DEPARTMENT STORES)                    79,753         2,465,113
                                       Marschollek, Lautenschlaeger und Partner
                                         AG-Vorzug
                                         (PROVIDER OF INSURANCE SERVICES)                   42,700         4,740,766
                                       Metro AG
                                         (OPERATOR OF RETAIL STORES)                        73,360         3,342,622
                                       Muenchener Rueckversicherungs-Gesellschaft
                                         AG (Registered)
                                         (PROVIDER OF INSURANCE SERVICES)                   13,440         3,814,000
                                       ProSieben Sat.1 Media AG (Pfd.)
                                         (PRODUCER AND BROADCASTER OF TELEVISION
                                         PROGRAMMING, OPERATOR OF INTERACTIVE
                                         INTERNET WEBSITES)                                135,200         2,461,734
                                       SAP AG
                                         (MANUFACTURER OF COMPUTER SOFTWARE)                   527            83,833
                                       SAP AG -- Vorzug
                                         (MANUFACTURER OF COMPUTER SOFTWARE)                18,485         2,955,307
                                       Schering AG
                                         (PRODUCER OF PHARMACEUTICAL AND CHEMICAL
                                         PRODUCTS)                                          37,600         1,860,174
                                       Siemens AG
                                         (MANUFACTURER OF ELECTRONIC PRODUCTS)              38,861         2,864,818
                                       ---------------------------------------------------------------------------------
                                                                                                          50,545,765
------------------------------------------------------------------------------------------------------------------------

    HUNGARY--0.0%
                                       Graboplast Rt*
                                         (PRODUCER OF HOME IMPROVEMENT MATERIALS,
                                         ARTIFICIAL LEATHER AND BOOK BINDINGS)                   4                 4
                                       ---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  11

PORTFOLIO OF INVESTMENTS

                                                                                          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------

    IRELAND--0.9%
                                       Irish Life & Permanent PLC
                                         (OPERATOR OF RETAIL FINANCIAL SERVICES
                                         GROUP)                                            216,326      $  2,382,544
                                       ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

    ITALY--7.8%
                                       Assicurazioni Generali SpA
                                         (PROVIDER OF INSURANCE AND FINANCIAL
                                         SERVICES)                                         120,400         3,892,588
                                       Banca Intesa SpA
                                         (PROVIDER OF BANKING SERVICES)                    349,100         1,311,598
                                       ENI SpA
                                         (EXPLORER AND DISTRIBUTOR OF PETROLEUM
                                         PRODUCTS)                                         624,480         4,281,998
                                       Gruppo Coin SpA*
                                         (OPERATOR OF DEPARTMENT STORES)                   149,675         1,821,296
                                       Mediobanca SpA
                                         (PROVIDER OF LOANS AND CREDIT TO
                                         MANUFACTURING AND SERVICE FIRMS)                  182,900         2,019,275
                                       Riunione Adriatica di Sicurta SpA
                                         (PROVIDER OF INSURANCE SERVICES)                  163,000         2,149,932
                                       Saipem SpA
                                         (EXPLORER OF OIL AND GAS)                         692,500         4,551,579
                                       ---------------------------------------------------------------------------------
                                                                                                          20,028,266
------------------------------------------------------------------------------------------------------------------------

    NETHERLANDS--8.9%
                                       ASM Lithography Holding NV*
                                         (DEVELOPER, MANUFACTURER AND MARKETER OF
                                         PHOTOLITHOGRAPHY PROJECTIONS SYSTEMS)              29,600           783,463
                                       Akzo Nobel NV
                                         (PRODUCER AND MARKETER OF HEALTHCARE
                                         PRODUCTS, CHEMICALS AND FIBERS)                    56,411         2,352,394
                                       Heineken NV
                                         (PRODUCER OF BEERS, SPIRITS, WINES AND
                                         SOFT DRINKS)                                       12,000           622,983
                                       Heineken Holding NV "A"
                                         (PRODUCER OF BEERS, SPIRITS, WINES AND
                                         SOFT DRINKS)                                       95,900         3,688,222
                                       ING Groep NV
                                         (PROVIDER OF INSURANCE AND FINANCIAL
                                         SERVICES)                                          27,060         1,849,950
                                       Qiagen NV*
                                         (PRODUCER OF BIOPHARMACEUTICAL PRODUCTS)           77,180         2,037,552
                                       Royal Dutch Petroleum Co.
                                         (PROVIDER OF OIL INTERNATIONALLY)                 132,583         7,937,036
                                       VNU NV
                                         (PROVIDER OF INTERNATIONAL PUBLISHING
                                         SERVICES)                                          85,263         3,547,977
                                       ---------------------------------------------------------------------------------
                                                                                                          22,819,577
------------------------------------------------------------------------------------------------------------------------

    SPAIN--6.3%
                                       Banco Popular Espanol SA
                                         (PROVIDER OF COMMERCIAL BANKING SERVICES)         119,800         4,281,790
                                       Telefonica SA (ADR)*
                                         (PROVIDER OF TELECOMMUNICATION SERVICES)           62,690         3,150,800
                                       Cortefiel SA
                                         (OWNER AND OPERATOR OF VARIOUS RETAIL
                                         CLOTHING STORES)                                   55,675           855,494
                                       Grupo Dragados SA
                                         (OPERATOR OF A CONSTRUCTION COMPANY)               76,300           944,031
                                       Telefonica SA*
                                         (PROVIDER OF TELECOMMUNICATION SERVICES)          162,472         2,753,389
                                       Union Electrica Fenosa SA
                                         (DISTRIBUTOR OF ELECTRIC POWER)                   214,347         4,057,060
                                       ---------------------------------------------------------------------------------
                                                                                                          16,042,564

 12 The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS

                                                                                          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------

    SWITZERLAND--4.1%
                                       Nestle SA (Registered)
                                         (PRODUCER OF FOOD AND BEVERAGE PRODUCTS)            2,499      $  5,179,992
                                       STMicroelectronics NV
                                         (MANUFACTURER OF SEMICONDUCTOR INTEGRATED
                                         CIRCUITS)                                          64,285         2,595,100
                                       Serono SA
                                         (DEVELOPER AND MARKETER OF BIOTECHNOLOGY
                                         PRODUCTS)                                           3,112         2,568,042
                                       ---------------------------------------------------------------------------------
                                                                                                          10,343,134
------------------------------------------------------------------------------------------------------------------------

    UNITED KINGDOM--24.1%
                                       ARM Holdings PLC*
                                         (DESIGNER OF ELECTRONIC COMPONENTS)               249,170         1,368,721
                                       Aegis Group PLC
                                         (OPERATOR OF INDEPENDENT MEDIA SERVICES
                                         GROUP)                                          2,548,542         4,994,596
                                       BOC Group PLC
                                         (DEVELOPER OF CHEMICAL PRODUCTS)                  181,371         2,667,160
                                       BP Amoco PLC
                                         (PROVIDER OF OIL INTERNATIONALLY)                 509,645         4,571,128
                                       Barclays PLC
                                         (PROVIDER OF FINANCIAL SERVICES)                  123,075         3,961,324
                                       British Telecommunications PLC
                                         (PROVIDER OF TELECOMMUNICATION SERVICES)          192,940         1,540,084
                                       Cable and Wireless PLC
                                         (PROVIDER OF TELECOMMUNICATION SERVICES)            1,850            13,589
                                       Compass Group PLC*
                                         (PROVIDER OF CATERING SERVICES)                   382,791         2,935,044
                                       Diageo PLC
                                         (DISTRIBUTOR OF FOOD PRODUCTS)                    336,179         3,534,646
                                       EMI Group PLC
                                         (PRODUCER OF MUSIC RECORDINGS)                    415,412         2,638,457
                                       Enterprise Oil PLC
                                         (OPERATOR OF AN OIL AND GAS EXPLORATION
                                         AND PRODUCTION COMPANY)                           155,790         1,348,289
                                       GlaxoSmithKline PLC*
                                         (MANUFACTURER OF PRESCRIPTION AND
                                         OVER-THE-COUNTER MEDICINES)                       235,776         6,229,519
                                       Misys PLC
                                         (PROVIDER OF COMPUTER SUPPORT AND DATA
                                         SERVICES)                                         261,415         2,382,089
                                       PowerGen PLC
                                         (DISTRIBUTOR OF ELECTRIC POWER)                     9,347            95,468
                                       RMC Group PLC
                                         (PRODUCER AND SUPPLIER OF BUILDING AND
                                         CONSTRUCTION MATERIALS)                            98,350         1,039,697
                                       Reed International PLC
                                         (PUBLISHER OF SCIENTIFIC, PROFESSIONAL AND
                                         BUSINESS TO BUSINESS MATERIALS)                   494,566         4,902,815
                                       Reuters Group PLC
                                         (PROVIDER OF INTERNATIONAL NEWS AND
                                         INFORMATION)                                       74,100         1,086,501
                                       Rio Tinto PLC
                                         (DEVELOPER OF MINING PRODUCTS)                    156,249         3,164,962
                                       Royal & Sun Alliance Insurance Group PLC
                                         (PROVIDER OF INSURANCE SERVICES)                      849             6,012
                                       Royal Bank of Scotland Group PLC
                                         (PROVIDER OF BANKING SERVICES)                    106,308         2,462,072
                                       Serco Group PLC
                                         (PROVIDER OF MANAGEMENT SUPPORT SERVICES)         232,303         1,312,623

    The accompanying notes are an integral part of the financial statements.  13

PORTFOLIO OF INVESTMENTS

                                                                                          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------
                                       Taylor Nelson Sofres PLC
                                         (PROVIDER OF MARKET RESEARCH)                   1,420,860      $  4,616,104
                                       Vodafone Group PLC
                                         (PROVIDER OF MOBILE TELECOMMUNICATION
                                         SERVICES)                                       1,510,129         4,585,110
                                       ---------------------------------------------------------------------------------
                                                                                                          61,456,010
                                       ---------------------------------------------------------------------------------
                                       TOTAL COMMON STOCKS
                                       (Cost $222,949,872)                                               243,919,830
                                       ---------------------------------------------------------------------------------
                                       TOTAL INVESTMENT PORTFOLIO--100.0%
                                       (Cost $234,184,872)(a)                                           $255,154,830
                                       ---------------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

*  Non-income producing security.

** Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities.

(a) The cost for federal income tax purposes was $234,272,986. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $20,881,844. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,973,907 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,092,063.

 14 The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2001 (Unaudited)

ASSETS
----------------------------------------------------------------------------
Investments in securities, at value,
(cost $234,184,872)                                             $255,154,830
----------------------------------------------------------------------------
Cash                                                                     406
----------------------------------------------------------------------------
Receivable for investments sold                                    1,819,783
----------------------------------------------------------------------------
Dividends receivable                                                 427,722
----------------------------------------------------------------------------
Interest receivable                                                    1,442
----------------------------------------------------------------------------
Receivable for Fund shares sold                                    3,737,725
----------------------------------------------------------------------------
Foreign taxes recoverable                                            360,265
----------------------------------------------------------------------------
Other assets                                                             174
----------------------------------------------------------------------------
TOTAL ASSETS                                                     261,502,347
----------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------
Payable for investments purchased                                    739,971
----------------------------------------------------------------------------
Payable for Fund shares redeemed                                   4,449,280
----------------------------------------------------------------------------
Accrued management fee                                                47,714
----------------------------------------------------------------------------
Accrued reorganization costs                                          76,482
----------------------------------------------------------------------------
Accrued Directors' fees and expenses                                  29,611
----------------------------------------------------------------------------
Other accrued expenses                                               502,590
----------------------------------------------------------------------------
Total liabilities                                                  5,845,648
----------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $255,656,699
----------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------
Net assets consist of:
Accumulated net investment loss                                 $   (807,984)
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investment securities                                           20,969,958
----------------------------------------------------------------------------
  Foreign currency related transactions                              (22,194)
----------------------------------------------------------------------------
Accumulated net realized gain (loss)                               1,356,060
----------------------------------------------------------------------------
Paid-in capital                                                  234,160,859
----------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $255,656,699
----------------------------------------------------------------------------
NET ASSETS VALUE
----------------------------------------------------------------------------
CLASS A SHARES
  Net asset value and redemption price per share
  ($205,358,649 / 18,369,414 shares outstanding of
  beneficial interest, $.01 par value, 200,000,000 shares
  authorized)                                                         $11.18
----------------------------------------------------------------------------
  Maximum offering price per share (100/94.25 of 11.18)               $11.86
----------------------------------------------------------------------------
CLASS B SHARES
  Net asset value, offering and redemption price (subject to contingent deferred sales charge) per share ($35,746,920 /
  3,376,795 shares outstanding of beneficial interest,
  $.01 par value, 100,000,000 shares authorized)                      $10.59
----------------------------------------------------------------------------
CLASS C SHARES
  Net asset value, offering and redemption price (subject to contingent deferred sales charge) per share ($14,551,130 /
  1,355,739 shares outstanding of beneficial interest,
  $.01 par value, 100,000,000 shares authorized)                      $10.73
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  15

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)

INVESTMENT INCOME (LOSS)
----------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $216,515)           $  1,093,027
----------------------------------------------------------------------------
Interest                                                             359,900
----------------------------------------------------------------------------
Total income                                                       1,452,927
----------------------------------------------------------------------------
Expenses:
Management fee                                                     1,054,419
----------------------------------------------------------------------------
Services to shareholders                                             359,084
----------------------------------------------------------------------------
Custodian and accounting fees                                        142,681
----------------------------------------------------------------------------
Distribution services fees                                           195,405
----------------------------------------------------------------------------
Administrative service fees                                          353,311
----------------------------------------------------------------------------
Auditing                                                              23,768
----------------------------------------------------------------------------
Legal                                                                 12,470
----------------------------------------------------------------------------
Directors' fees and expenses                                          20,000
----------------------------------------------------------------------------
Reports to shareholders                                                6,125
----------------------------------------------------------------------------
Registration fees                                                      9,536
----------------------------------------------------------------------------
Reorganization                                                       119,063
----------------------------------------------------------------------------
Other                                                                  1,018
----------------------------------------------------------------------------
Total expenses before reductions                                   2,296,880
----------------------------------------------------------------------------
Expense reductions                                                   (40,405)
----------------------------------------------------------------------------
Total expenses                                                     2,256,475
----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (803,548)
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
----------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                          957,209
----------------------------------------------------------------------------
Foreign currency related transactions                                (48,031)
----------------------------------------------------------------------------
                                                                     909,178
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the year
on:
Investments                                                      (27,502,553)
----------------------------------------------------------------------------
Foreign currency related transactions                                 27,432
----------------------------------------------------------------------------
                                                                 (27,475,121)
----------------------------------------------------------------------------
Net gain (loss) on investment transactions                       (26,565,943)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $(27,369,491)
----------------------------------------------------------------------------

 16 The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                  APRIL 30,          YEAR ENDED
                                                                    2001            OCTOBER 31,
                                                                 (UNAUDITED)            2000
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                                    $    (803,548)        (1,385,587)
------------------------------------------------------------------------------------------------
Net realized gain (loss)                                              909,178        107,659,520
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investment
transactions during the year                                      (27,475,121)       (50,888,066)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                        (27,369,491)        55,385,867
------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net realized gains:
Class A                                                           (55,489,186)        (4,041,547)
------------------------------------------------------------------------------------------------
Class B                                                            (8,658,615)        (2,779,084)
------------------------------------------------------------------------------------------------
Class C                                                            (3,304,877)          (879,171)
------------------------------------------------------------------------------------------------
Class M                                                                    --        (21,828,574)
------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                                         186,251,920        702,177,373
------------------------------------------------------------------------------------------------
Reinvestment of distributions                                      46,257,190          7,115,484
------------------------------------------------------------------------------------------------
Cost of shares redeemed                                          (221,317,160)      (691,086,104)
------------------------------------------------------------------------------------------------
Redemption fees                                                            --            623,305
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                                       11,191,950         18,830,058
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                 (83,630,219)        44,687,549
------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   339,286,918        294,599,369
------------------------------------------------------------------------------------------------
Net assets at end of year (including net investment loss and accumulated distributions in excess of net investment income
of $807,984 and $4,436, respectively)                           $ 255,656,699        339,286,918
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  17

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLES INCLUDE SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                       CLASS A
                                                                ------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED
                                                                 APRIL 30,                       SEPTEMBER 3, 1999 (C)
                                                                   2001          YEAR ENDED            TO
                                                                (UNAUDITED)   OCTOBER 31, 2000   OCTOBER 31, 1999
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $15.78           14.87                 14.27
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (a)                                   (0.02)          (0.09)                (0.03)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment
transactions                                                       (1.22)           2.95                  0.63
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (1.24)           2.86                  0.60
----------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net realized gains on investment transactions                      (3.36)          (1.95)                   --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                (3.36)          (1.95)                   --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.18           15.78                 14.87
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN % (B)                                                 (9.33)**        18.77                  4.20**
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                            205             281                    32
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                     1.40*(d)        1.74                  1.63*
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                      1.39*(d)        1.72                  1.63*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                          (0.39)*         (0.55)                (1.21)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                           76*             87                    58*
----------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS B
                                                                ------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED
                                                                 APRIL 30,                       SEPTEMBER 3, 1999 (C)
                                                                   2001          YEAR ENDED            TO
                                                                (UNAUDITED)   OCTOBER 31, 2000   OCTOBER 31, 1999
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $15.20           14.49                 13.91
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (a)                                   (0.09)          (0.20)                (0.05)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment
transactions                                                       (1.16)           2.86                  0.63
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (1.25)           2.66                  0.58
----------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net realized gains on investment transactions                      (3.36)          (1.95)                   --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                (3.36)          (1.95)                   --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.59           15.20                 14.49
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN % (B)                                                 (9.81)**        17.79                  4.17**
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                             36              40                    20
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                     2.45*(d)        2.64                  2.36*
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                      2.45*(d)        2.63                  2.36*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                          (1.47)*         (1.21)                (1.95)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                           76*             87                    58*
----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                        CLASS C
                                                               ---------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                                APRIL 30,                      SEPTEMBER 3, 1999 (C)
                                                                  2001         YEAR ENDED            TO
                                                               (UNAUDITED)  OCTOBER 31, 2000   OCTOBER 31, 1999
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $15.34          14.62                 14.02
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) (a)                                  (0.06)         (0.20)                (0.04)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment
transactions                                                      (1.19)          2.87                  0.04
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (1.25)          2.67                  0.60
------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net realized gains on investment transactions                     (3.36)         (1.95)                   --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (3.36)         (1.95)                   --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $10.73          15.34                 14.62
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN % (B)                                                (9.70)**       17.69                  4.28**
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                            15             17                     5
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                    2.08*(d)       2.67                  2.40*
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                     2.07*(d)       2.66                  2.40*
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                         (1.07)*        (1.18)                (1.99)*
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          76*            87                   .58*
------------------------------------------------------------------------------------------------------------------------

 * Annualized

** Not annualized

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of any sales charges.

(c) Commencement of operations.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.36 and 1.36,
    2.38 and 2.38 and 2.02 and 2.02, for Class A, Class B and Class C, respectively (see Notes to Financial Statements).

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    SIGNIFICANT
     ACCOUNTING POLICIES     Scudder New Europe Fund Inc. (the "Fund") formerly,
                             Kemper New Europe Fund Inc., is registered under the Investment Company Act of 1940, as amended (the
                             "1940 Act"), as an open-end diversified management investment company organized as a Maryland
                             Corporation.

                             The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class M shares, are no longer offered and automatically converted to Class A shares on September 3, 2000.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

                             The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. Actual results could differ from these estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

                             SECURITY VALUATION. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

                             All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

                             FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities

NOTES TO FINANCIAL STATEMENTS

                             denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

                             Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, and the difference between the amount of net income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed but is included with the net realized and unrealized gains and losses on investment securities.

                             FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

                             DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

                             OTHER. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

                             REDEMPTION FEES. For the period September 3, 1999 to September 3, 2000, Class M shares were subject to a 2% fee on exchanges and redemptions (including redemptions in-kind). The redemption fee was accounted for as an addition to paid-in capital.

--------------------------------------------------------------------------------

2    PURCHASES & SALES
     OF SECURITIES           For the six months ended April 30, 2001, investment
                             transactions (excluding short-term instruments) are as follows:

                             Purchases                              $104,973,468

                             Proceeds from sales                     153,314,938

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc. ("ZSI" or the "Advisor"), and pays a monthly investment management fee of 1/12 of the annual rate of .75% of the first $250 million of average daily net assets declining to .62% of average daily net assets in excess of $12.5 billion. For the six months ended April 30, 2001 the Fund incurred a management fee of $1,054,419, which is equal to an annual effective rate of .75% of the Fund's average daily net assets.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Fund has an underwriting and distribution services agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. Underwriting commissions retained by SDI in connection with the distribution of Class A shares for the six months ended April 30, 2001 are $27,481.

                             For services under the distribution services agreement, the Fund pays SDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for Class B and Class C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, SDI receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and Class C shares. Distribution fees and CDSC received by SDI for the six months ended April 30, 2001 are $277,120 of which $30,376 is unpaid at April 30, 2001.

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with SDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays SDI a fee at an annual rate of up to .25% of average daily net assets of each class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees paid by SDI for the six months ended April 30, 2001 are $353,311, of which $50,905 is unpaid at April 30, 2001.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Fund. Under the agreement, SISC received shareholder services fees of $345,745 for the six months ended April 30, 2001, of which $170,218 is unpaid at April 30, 2001.

                             FUND ACCOUNTING. Scudder Fund Accounting
                             Corporation, ("SFAC") is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. For the six months ended April 30, 2001, the amount charged to the Fund by SFAC aggregated $117,285 of which $105,300 is unpaid at April 30, 2001.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of the Advisor. During the six months ended April 30, 2001, the Fund made no payments to its officers and incurred trustees' fees of $8,116 to independent trustees. In addition, a one time fee of $11,884 was accrued for payment to those trustees not affiliated with the Advisor who are not standing for reelection under the reorganization discussed in Note 7. Inasmuch as the

NOTES TO FINANCIAL STATEMENTS

                             Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $5,942 of such costs.

--------------------------------------------------------------------------------

4    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund:

                                                                    SIX MONTHS ENDED                      YEAR ENDED
                                                                     APRIL 30, 2001                    OCTOBER 31, 2000
                                                              ----------------------------       ----------------------------
                                                                SHARES          AMOUNT             SHARES          AMOUNT

                                       SHARES SOLD

                                       --------------------------------------------------------------------------------------

                                        Class A                13,098,455    $ 161,464,787        21,394,307    $ 379,176,231

                                       --------------------------------------------------------------------------------------

                                        Class B                   676,256        7,855,966         1,936,215       33,738,988

                                       --------------------------------------------------------------------------------------

                                        Class C                 1,384,541       16,698,836         1,937,866       34,551,811

                                       --------------------------------------------------------------------------------------

                                        Class M*                       --               --               503          261,665

                                       --------------------------------------------------------------------------------------


                                       SHARES ISSUED IN REINVESTMENT OF DIVIDENDS

                                       --------------------------------------------------------------------------------------

                                        Class A                 2,937,371       35,277,984           221,165        3,618,249

                                       --------------------------------------------------------------------------------------

                                        Class B                   694,424        7,923,379           163,364        2,592,451

                                       --------------------------------------------------------------------------------------

                                        Class C                   264,574        3,055,827            52,824          846,770

                                       --------------------------------------------------------------------------------------

                                        Class M*                       --               --             2,477           58,014

                                       --------------------------------------------------------------------------------------


                                       SHARES REDEEMED

                                       --------------------------------------------------------------------------------------

                                        Class A               (15,512,819)    (195,571,372)      (20,399,212)    (363,773,616)

                                       --------------------------------------------------------------------------------------

                                        Class B                  (628,869)      (7,524,252)         (815,396)     (13,810,607)

                                       --------------------------------------------------------------------------------------

                                        Class C                (1,440,964)     (17,989,205)       (1,215,873)     (21,926,973)

                                       --------------------------------------------------------------------------------------

                                        Class M*                       --               --        (1,457,728)     (37,126,230)

                                       --------------------------------------------------------------------------------------


                                       CONVERSION OF SHARES

                                       --------------------------------------------------------------------------------------

                                        Class A                    19,008          232,331        14,433,898      254,448,678

                                       --------------------------------------------------------------------------------------

                                        Class B                   (19,990)        (232,331)          (41,927)        (717,042)

                                       --------------------------------------------------------------------------------------

                                        Class M*                       --               --       (10,021,893)    (253,731,636)

                                       --------------------------------------------------------------------------------------


                                       REDEMPTION FEE

                                       --------------------------------------------------------------------------------------

                                        Class M*                       --               --                --          623,305

                                       --------------------------------------------------------------------------------------

                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS           $  11,191,950                      $  18,830,058

                                       --------------------------------------------------------------------------------------

                             * M Class shares are no longer offered and
                               automatically converted to Class A shares on September 3, 2000.

--------------------------------------------------------------------------------

5    EXPENSE OFF-SET
     ARRANGEMENTS            The Fund has entered into arrangements with its
                             transfer agent where by credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period the Fund's transfer agent fees were reduced by $3,485 under these arrangements.

--------------------------------------------------------------------------------

6    LINE OF CREDIT          The Fund and several affiliated Funds (the
                             "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemptions requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated at the Federal Funds Rate plus .5%. The Fund may borrow up to a maximum of 33 percent of its net assets under this agreement.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

7    REORGANIZATION          ZSI has initiated a program to reorganize and
                             combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds
                             ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear $30,978 of such costs.

NOTES

NOTES

NOTES

TRUSTEES&OFFICERS

TRUSTEES                          OFFICERS                          ADDITIONAL OFFICERS

JAMES E. AKINS                    MARK S. CASADY                    MAUREEN E. KANE
Trustee                           President                         Secretary

LINDA C. COUGHLIN                 PHILIP J. COLLORA                 CAROLINE PEARSON
Chairperson, Trustee              Vice President and                Assistant Secretary
and Vice President                Assistant Secretary
                                                                    BRENDA LYONS
JAMES R. EDGAR                    JOHN R. HEBBLE                    Assistant Treasurer
Trustee                           Treasurer

ARTHUR R. GOTTSCHALK              CAROL L. FRANKLIN
Trustee                           Vice President

FREDERICK T. KELSEY               KATHRYN L. QUIRK
Trustee                           Vice President

FRED B. RENWICK                   WILLIAM F. TRUSCOTT
Trustee                           Vice President

JOHN G. WEITHERS                  LINDA J. WONDRACK
Trustee                           Vice President

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
TRANSFER AND SHAREHOLDER              SCUDDER INVESTMENTS SERVICE COMPANY
SERVICE AGENT                         P.O. Box 219557
                                      Kansas City, MO 64121
 .............................................................................................
CUSTODIAN                             BROWN BROTHERS HARRIMAN & CO.
                                      40 Water Street
                                      Boston, MA 02109
 .............................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 .............................................................................................
PRINCIPAL UNDERWRITER                 SCUDDER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza Chicago, IL 60606
                                      www.scudder.com



[SCUDDER INVESTMENTS LOGO]
Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Scudder Equity Funds prospectus.
SNEUF - 3 (6/25/01) 12908